Segment Information - Revenue by Geographic Region (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 569,016	$ 512,279	$ 616,494
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	30,299	17,487	14,622
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	173,100	141,464	127,521
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	84,766	99,636	225,366
South America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	275,327	241,852	247,033
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 5,524	$ 11,840	$ 1,952